Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
6. Accounts Receivable, Net
The following is a summary of accounts receivable as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable, net:
Accounts receivable	419,779	375,651
Allowance for expected credit losses:
Balance at the beginning of the year	(9,817)	(14,640)
Additional provision charged to expenses	(6,675)	(7,103)
Write-off	1,852	98
Balance at the end of the year	(14,640)	(21,645)

	405,139	354,006